Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Pay versus Performance
As required by Section 953(a) of the Dodd-Frank Wall Street Reform and Consumer Protection Act and Item 402(v) of Regulation
S-K,
we are providing the following information regarding the “compensation actually paid” (as defined in Item 402(v) of Regulation
S-K,
the “CAP”) to the Principal Executive Officer or “PEO” (Mr. Michael P. Doss) and to the
Non-PEO
NEOs (on an average basis), as well as certain performance metrics applicable to the Company. Note that the Compensation and Management Development Committee did not consider the measures set forth below when making its compensation decisions for the years shown below, and that the Peer Group used in calculating the Peer Group Total Shareholder Return measure set forth below is the group of companies that make up the Dow Jones U.S. Container Packaging Index used in the Total Return to Stockholders graph in the Company’s Annual Report on Form
10-K,
so it is not exactly the same Peer Group used by the Compensation and Management Development Committee in its process to determine executive compensation.
2025 Pay Versus Performance Table

Year	Summary Compensation Table Total Compensation for PEO (1)	Compensation Actually Paid to PEO (2)	Average Summary Compensation Table Total Compensation for Non-PEO NEOs (3)	Average Compensation Actually Paid to Non-PEO NEOs (4)	Value of Initial Fixed $100 Investment based on Company Total Shareholder Return	Value of Initial Fixed $100 Investment based on Peer Group Total Shareholder Return	Net Income (in millions)	Adjusted EBITDA (in millions)

2025	$ 9,104,747	($6,313,159)	$2,045,596	($955,787)	$96.66	$99.86	$444	$1,395

2024	$ 9,407,955	$17,901,034	$2,559,819	$4,397,170	177.28	136.68	$658	$1,682

2023	$11,937,503	$19,418,337	$3,156,562	$4,447,314	158.66	118.91	$723	$1,876

2022	$11,644,401	$19,745,603	$3,401,061	$4,830,700	140.89	110.49	$522	$1,600

2021	$ 7,309,269	$11,860,514	$2,040,539	$2,934,498	121.60	134.41	$204	$1,056

2020	$ 8,009,101	$10,059,859	$2,217,803	$2,624,259	103.95	121.14	$167	$1,070

(1)	The amounts shown in this column are the “Total” compensation amounts reported in the Summary Compensation Table (“SCT”) for the Company’s PEO for each corresponding year.

(2)	The amounts shown in this column represent the CAP paid to the Company’s PEO for each corresponding year.

The adjustments made to the PEO’s total compensation as set forth in the SCT to determine the CAP are set forth below.

	Year

	2025	2024	2023	2022	2021

Total Compensation Reported in SCT	$9,104,747	$9,407,955	$11,937,503	$11,644,401	$7,309,269

Less Change in Pension Value and Non-Qualified Deferred Compensation Earnings Reported in SCT	$85,167	–	$70,380	–	–

Less: Fair Value of Stock Awards Granted during Year at Date of Grant Reported in SCT	$7,495,753	$7,158,044	$7,291,291	$6,756,267	$5,006,859

Plus: Pension Value attributable to Service and Changes in Value due to Plan Amendments made during the Year	–	–	–	–	–

Plus: Fair Value of Equity Compensation Granted during Year at FYE	$3,553,355	$8,103,613	$7,656,892	$7,871,034	$6,086,639

Plus: Change in Fair Value of Equity Compensation from the end of the Prior Year to Vesting Date for Stock Awards Made in Prior Years that Vested during Year Shown	($16,018)	$89,124	$655,973	$400,333	$(313,875)

Plus: Change in Fair Value of Equity Compensation from the end of the Prior Year to the end of the Year Shown for Stock Awards that were unvested at FYE	($11,374,323)	$7,458,386	$6,529,640	$6,586,102	$3,785,341

Plus: Dividends or Other Earnings paid on Stock Awards in the Year Shown prior to the Vesting Date not otherwise included in Total Compensation	–	–	–	–	–

Compensation Actually Paid	($6,313,159)	$17,901,034	$19,418,337	$19,745,603	$11,860,514

(3)
The amounts shown in this column are the average of the “Total” compensation amounts reported in the SCT for each of the
Non-PEO
NEOs for each corresponding year. The
Non-PEO
NEOs included in the calculation for 2025 are Charles D. Lischer, Stephen R. Scherger, Michael J. Farrell, Lauren S. Tashma, Joseph P. Yost and Maggie K. Bidlingmaier. The
Non-PEO
NEOS included in the calculation for the years 2022—2024 are Stephen R. Scherger, Maggie K. Bidlingmaier, Lauren S. Tashma and Joseph P. Yost. The
Non-PEO
NEOs included in the calculation for 2021 are Stephen R. Scherger, Michael J. Farrell, Lauren S. Tashma and Joseph P. Yost.

(4)	The amounts shown in this column represent the average CAP paid to the Company’s Non-PEO NEOs for each corresponding year.
The adjustments made to the
Non-PEO
NEOs’ total compensation as set forth in the SCT to determine the average CAP are set forth below.

	Year

	2025	2024	2023	2022	2021

Average Total Compensation Reported in SCT	2,045,596	$2,559,819	$3,156,562	$3,401,061	$2,040,539

Less: Average Change in Pension Value and Non-Qualified Deferred Compensation Earnings Reported in SCT	5,339	–	$6,433	–	–

Less: Average Fair Value of Stock Awards Granted during Year at Date of Grant Reported in SCT	1,354,489	$1,491,456	$1,404,227	$1,674,232	$1,044,128

Plus: Average Pension Value attributable to Service and Changes in Value due to Plan Amendments made during the Year	–	–	–	–	–

Plus: Average Fair Value of Equity Compensation Granted during Year at FYE	394,680	$1,688,475	$1,474,638	$1,942,288	$1,253,564

Plus: Average Change in Fair Value of Equity Compensation from the end of the Prior Year to Vesting Date for Stock Awards Made in Prior Years that Vested during Year Shown	5,154	$147,817	$109,054	$73,532	$(57,105)

Plus: Average Change in Fair Value of Equity Compensation from the end of the Prior Year to the end of the Year Shown for Stock Awards that were unvested at FYE	(2,046,729)	$1,492,515	$1,117,720	$1,088,051	$741,628

Plus: Average Dividends or Other Earnings paid on Stock Awards in the Year Shown prior to the Vesting Date not otherwise included in Total Compensation	–	$0	$0	$0	$0

Compensation Actually Paid	(955,787)	$4,397,170	$4,447,314	$4,830,700	$2,934,498

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	The amounts shown in this column are the average of the “Total” compensation amounts reported in the SCT for each of the
Non-PEO
NEOs for each corresponding year. The
Non-PEO
NEOs included in the calculation for 2025 are Charles D. Lischer, Stephen R. Scherger, Michael J. Farrell, Lauren S. Tashma, Joseph P. Yost and Maggie K. Bidlingmaier. The
Non-PEO
NEOS included in the calculation for the years 2022—2024 are Stephen R. Scherger, Maggie K. Bidlingmaier, Lauren S. Tashma and Joseph P. Yost. The
Non-PEO
	NEOs included in the calculation for 2021 are Stephen R. Scherger, Michael J. Farrell, Lauren S. Tashma and Joseph P. Yost.
PEO Total Compensation Amount	$ 9,104,747	$ 9,407,955	$ 11,937,503	$ 11,644,401	$ 7,309,269	$ 8,009,101
PEO Actually Paid Compensation Amount	$ (6,313,159)	17,901,034	19,418,337	19,745,603	11,860,514	10,059,859
Adjustment To PEO Compensation, Footnote
(2)	The amounts shown in this column represent the CAP paid to the Company’s PEO for each corresponding year.

The adjustments made to the PEO’s total compensation as set forth in the SCT to determine the CAP are set forth below.

	Year

	2025	2024	2023	2022	2021

Total Compensation Reported in SCT	$9,104,747	$9,407,955	$11,937,503	$11,644,401	$7,309,269

Less Change in Pension Value and Non-Qualified Deferred Compensation Earnings Reported in SCT	$85,167	–	$70,380	–	–

Less: Fair Value of Stock Awards Granted during Year at Date of Grant Reported in SCT	$7,495,753	$7,158,044	$7,291,291	$6,756,267	$5,006,859

Plus: Pension Value attributable to Service and Changes in Value due to Plan Amendments made during the Year	–	–	–	–	–

Plus: Fair Value of Equity Compensation Granted during Year at FYE	$3,553,355	$8,103,613	$7,656,892	$7,871,034	$6,086,639

Plus: Change in Fair Value of Equity Compensation from the end of the Prior Year to Vesting Date for Stock Awards Made in Prior Years that Vested during Year Shown	($16,018)	$89,124	$655,973	$400,333	$(313,875)

Plus: Change in Fair Value of Equity Compensation from the end of the Prior Year to the end of the Year Shown for Stock Awards that were unvested at FYE	($11,374,323)	$7,458,386	$6,529,640	$6,586,102	$3,785,341

Plus: Dividends or Other Earnings paid on Stock Awards in the Year Shown prior to the Vesting Date not otherwise included in Total Compensation	–	–	–	–	–

Compensation Actually Paid	($6,313,159)	$17,901,034	$19,418,337	$19,745,603	$11,860,514

Non-PEO NEO Average Total Compensation Amount	$ 2,045,596	2,559,819	3,156,562	3,401,061	2,040,539	2,217,803
Non-PEO NEO Average Compensation Actually Paid Amount	$ (955,787)	4,397,170	4,447,314	4,830,700	2,934,498	2,624,259
Adjustment to Non-PEO NEO Compensation Footnote
(4)	The amounts shown in this column represent the average CAP paid to the Company’s Non-PEO NEOs for each corresponding year.
The adjustments made to the
Non-PEO
NEOs’ total compensation as set forth in the SCT to determine the average CAP are set forth below.

	Year

	2025	2024	2023	2022	2021

Average Total Compensation Reported in SCT	2,045,596	$2,559,819	$3,156,562	$3,401,061	$2,040,539

Less: Average Change in Pension Value and Non-Qualified Deferred Compensation Earnings Reported in SCT	5,339	–	$6,433	–	–

Less: Average Fair Value of Stock Awards Granted during Year at Date of Grant Reported in SCT	1,354,489	$1,491,456	$1,404,227	$1,674,232	$1,044,128

Plus: Average Pension Value attributable to Service and Changes in Value due to Plan Amendments made during the Year	–	–	–	–	–

Plus: Average Fair Value of Equity Compensation Granted during Year at FYE	394,680	$1,688,475	$1,474,638	$1,942,288	$1,253,564

Plus: Average Change in Fair Value of Equity Compensation from the end of the Prior Year to Vesting Date for Stock Awards Made in Prior Years that Vested during Year Shown	5,154	$147,817	$109,054	$73,532	$(57,105)

Plus: Average Change in Fair Value of Equity Compensation from the end of the Prior Year to the end of the Year Shown for Stock Awards that were unvested at FYE	(2,046,729)	$1,492,515	$1,117,720	$1,088,051	$741,628

Plus: Average Dividends or Other Earnings paid on Stock Awards in the Year Shown prior to the Vesting Date not otherwise included in Total Compensation	–	$0	$0	$0	$0

Compensation Actually Paid	(955,787)	$4,397,170	$4,447,314	$4,830,700	$2,934,498

Compensation Actually Paid vs. Total Shareholder Return	PEO CAP and Average Non-PEO NEO CAP vs. Company TSR and Peer Group TSR
Compensation Actually Paid vs. Net Income	PEO and Average Non-PEO NEO CAP vs Net Income and Adjusted EBITDA
Compensation Actually Paid vs. Company Selected Measure	PEO and Average Non-PEO NEO CAP vs Net Income and Adjusted EBITDA
Total Shareholder Return Vs Peer Group	PEO CAP and Average Non-PEO NEO CAP vs. Company TSR and Peer Group TSR
Tabular List, Table
Pay Versus Performance – Tabular List of Performance Measures
We believe that the most important measures of the Company’s financial performance are:
Adjusted EBITDA
Cash Flow Before Debt Reduction
Return on Invested Capital
Net Organic Sales Growth
These measures are used to determine payouts under our short-term cash incentive plan and our long-term equity incentive plan and collectively provide a holistic view of the Company’s financial condition.

Total Shareholder Return Amount	$ 96.66	177.28	158.66	140.89	121.6	103.95
Peer Group Total Shareholder Return Amount	99.86	136.68	118.91	110.49	134.41	121.14
Net Income (Loss)	$ 444,000,000	$ 658,000,000	$ 723,000,000	$ 522,000,000	$ 204,000,000	$ 167,000,000
Company Selected Measure Amount	1,395,000,000	1,682,000,000	1,876,000,000	1,600,000,000	1,056,000,000	1,070,000,000
PEO Name	Mr. Michael P. Doss
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Measure:: 2
Pay vs Performance Disclosure
Name	Cash Flow Before Debt Reduction
Measure:: 3
Pay vs Performance Disclosure
Name	Return on Invested Capital
Measure:: 4
Pay vs Performance Disclosure
Name	Net Organic Sales Growth
PEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (85,167)		$ (70,380)
PEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(7,495,753)	$ (7,158,044)	(7,291,291)	$ (6,756,267)	$ (5,006,859)
PEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,553,355	8,103,613	7,656,892	7,871,034	6,086,639
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(16,018)	89,124	655,973	400,333	(313,875)
PEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(11,374,323)	7,458,386	6,529,640	6,586,102	3,785,341
PEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Change in Present Value of Accumulated Benefit for All Pension Plans Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(5,339)		(6,433)
Non-PEO NEO | Aggregate Pension Adjustments Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,354,489)	(1,491,456)	(1,404,227)	(1,674,232)	(1,044,128)
Non-PEO NEO | Pension Adjustments Prior Service Cost
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	394,680	1,688,475	1,474,638	1,942,288	1,253,564
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	5,154	147,817	109,054	73,532	(57,105)
Non-PEO NEO | Prior Year End Fair Value of Equity Awards Granted in Any Prior Year that Fail to Meet Applicable Vesting Conditions During Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(2,046,729)	1,492,515	1,117,720	1,088,051	741,628
Non-PEO NEO | Dividends or Other Earnings Paid on Equity Awards not Otherwise Reflected in Total Compensation for Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0	$ 0	$ 0	$ 0	$ 0